Lease liabilities - (Tables)	6 Months Ended
Jun. 30, 2019
Lease liabilities
Summary of lease liabilities

Figures in million - SA rand	Six months ended
	Note	Jun 2019
Impact of adopting IFRS 16 on 1 January 2019		302.0
Lease liabilities on acquisition of subsidiaries		133.3
Repayment of lease liabilities		(50.9)
Interest charge	2	14.1
Transfers and other movements		(5.7)
Foreign currency translation		(0.1)
Balance at end of the period		392.7
Current portion of lease liabilities		(104.9)
Non-current lease liabilities		287.8